Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Series C Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Balance at Dec. 31, 2018	$ (44,140)				$ 1	$ 610		$ (44,751)
Convertible preferred stock balance, shares at Dec. 31, 2018		5,157,213	3,992,919
Convertible preferred stock balance at Dec. 31, 2018		$ 32,826	$ 30,921
Balance, shares at Dec. 31, 2018					7,360,738
Issuance of Series C convertible preferred stock, net of issuance costs of $81				$ 41,868
Issuance of Series C convertible preferred stock, net of issuance costs of $81, shares				4,816,160
Stock-based compensation expense	468					468
Unrealized gain on investments	13						$ 13
Net loss	(28,043)							(28,043)
Balance at Dec. 31, 2019	$ (71,702)				$ 1	1,078	13	(72,794)
Convertible preferred stock balance, shares at Dec. 31, 2019	13,966,292	5,157,213	3,992,919	4,816,160
Convertible preferred stock balance at Dec. 31, 2019	$ 105,615	$ 32,826	$ 30,921	$ 41,868
Balance, shares at Dec. 31, 2019	7,360,738				7,360,738
Conversion of convertible preferred stock into common stock	$ 105,615				$ 1	105,614
Conversion of convertible preferred stock into common stock, shares		(5,157,213)	(3,992,919)	(4,816,160)
Conversion of convertible preferred stock into common stock		$ (32,826)	$ (30,921)	$ (41,868)
Conversion of convertible preferred stock into common stock, shares					13,966,292
Issuance of common stock upon initial public offering, net of underwriters’ commission and issuance costs of $16,477	160,623				$ 1	160,622
Issuance of common stock upon initial public offering, net of underwriters' commission and issuance costs, shares					12,650,000
Exercise of common stock options	$ 631				$ 1	630
Exercise of common stock, shares	1,144,330				1,144,330
Stock-based compensation expense	$ 3,056					3,056
Unrealized gain on investments	33
Net unrealized gain(loss) on investments	14						14
Net loss	(66,564)							(66,564)
Balance at Dec. 31, 2020	$ 131,673				$ 4	$ 271,000	$ 27	$ (139,358)
Convertible preferred stock balance, shares at Dec. 31, 2020	0	0	0	0
Balance, shares at Dec. 31, 2020	35,121,360				35,121,360